Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 7,699,100	$ 8,133,275
Senior bonds
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	7,643,750	8,067,274
Senior bonds | Santander bonds in UF
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	3,822,554	3,830,030
Senior bonds | Santander bonds in USD
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	1,410,129	1,971,887
Senior bonds | Santander bonds in CHF
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	917,621	866,942
Senior bonds | Santander bonds in Ch$
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	1,066,919	827,738
Senior bonds | Santander bonds in AUD
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	91,224	93,244
Senior bonds | Current bonds in JPY
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	177,332	296,831
Senior bonds | Santander bonds in EUR
Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 157,971	$ 180,602